32. Non current assets held for sale and discontinued operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	R$ 24,443	R$ 22,775	R$ 20,153
Net assets Via Varejo
DisclosureOfNonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	24,413	22,753
Property/lands held for sale CBD
DisclosureOfNonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	R$ 30	R$ 22